IMPAIRMENT OF RIGHT OF USE ASSETS (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($) vessel	Jun. 30, 2019 USD ($)
Related Party Transaction [Line Items]
Impairment loss on right of use assets	$ 94,233	$ 0
Finance lease ROU impairment	$ 70,009
Number of impaired vessels | vessel	4
Impairment loss on right of use assets	$ 24,223
SFL Leases
Related Party Transaction [Line Items]
Number of impaired vessels | vessel	7